Cover Document	Sep. 27, 2019
Document Entity Information [Abstract]
Entity Central Index Key	0001693317
Document Type	8-K/A
Document Period End Date	Sep. 27, 2019
Entity Registrant Name	Cheniere Corpus Christi Holdings, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-215435
Entity Tax Identification Number	47-1929160
Entity Address, Address Line One	700 Milam Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	375-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Entity Emerging Growth Company	false
Amendment Flag	false